Earnings per share	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Earnings per share

18.    Earnings per share

Accounting policy

a) Basic earnings per share

Basic earnings per share are calculated by dividing:

i. the profit attributable to the owners of the company, excluding any equity service costs other than common shares; and

ii. by the weighted average number of common shares outstanding during the year, adjusted by the bonus elements in common shares issued during the period and excluding treasury shares, if applicable.

b) Diluted earnings per share

Diluted earnings per share adjust the amounts used in determining basic earnings per share to take into account:

i. the effect after tax on interest income and other financing costs associated with potential diluting common shares; and

ii. the weighted average number of additional common shares that would be outstanding, assuming conversion of all potential dilutive common shares.

Basic earnings per share are calculated by dividing net earnings by the weighted average number of common shares outstanding during the period. The diluted earnings per share are calculated by adjusting the earnings and the number of shares by the impacts of potentially dilutive instruments.

For the purpose of calculating basic and dilutive earnings per share for all periods presented, the number of ordinary shares outstanding of Cosan S.A., as a result of the corporate reorganization, was reflected retroactively as of January 1, 2019.

On April 30, 2021, the Annual and Extraordinary General Meeting approved a share split in the proportion of 1:4. Consequently, the effect of the share split was retroactively reflected in all periods presented.

The following table sets forth the calculation of earnings per share (in thousands of Brazilian reais, except per share amounts):

	December 31, 2021	December 31, 2020 (restated)	December 31, 2019 (restated)
Profit attributable to the holders of the
Company’s common shares used in the
calculation of basic earnings per share	6,312,140	859,482	1,316,341
Profit from continuing operations attributable
to the ordinary equity holders of the Company
used in calculating basic earnings per share	6,312,140	859,482	1,305,320
Dilutive effect of the share-based plan of subsidiaries	(5,249)	(5,739)	(5,714)
Profit attributable to the holders of the
Company’s common shares used in the
calculation of diluted earnings per share	6,306,891	853,743	1,310,627
Profit from continuing operations attributable
to the ordinary equity holders of the Company
used in calculating diluted earnings per share	6,306,891	853,743	1,299,606
Weighted average number of outstanding
Shares of Cosan S.A. (in thousands of shares)
Basic	1,834,533	1,834,533	1,834,533
Dilutive effect of the share-based plan	4,687	6,741	8,530
Dilutive	1,839,220	1,841,274	1,843,063
Earnings per share
Basic	R$3.4407	R$0.4685	R$0.7175
Diluted	R$3.4291	R$0.4637	R$0.7111
Earnings per share from continuing operations
Basic	R$3.4407	R$0.4685	R$0.7115
Diluted	R$3.4291	R$0.4637	R$0.7051

Dilutive instruments

The Company’s subsidiaries have two categories of potential dilutive effects: share options and put options. For the share options, a calculation is done to determine the effect of the dilution in the profit attributable to shareholders of the parent due the exercise of the share options at subsidiaries. For the put option, is assumed to have been converted into ordinary shares, and the profit attributable to shareholders of the parent is adjusted.

Anti-dilutive instruments

For the year ended December 31, 2021, 45,765,000 shares related to the Cosan S.A. share buyback plan were not considered in the diluted earnings per share analysis, as they would have an anti-dilutive effect.